Subsequent Events (Additional Information) (Details) $ / shares in Units, $ in Thousands																		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	May 15, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 22, 2023 USD ($)	Mar. 09, 2023 USD ($)	Jan. 25, 2023 USD ($)	Jan. 13, 2023 USD ($) $ / shares shares	Oct. 21, 2022 USD ($)	Oct. 11, 2022 USD ($) $ / shares shares	Jun. 23, 2022 USD ($) $ / shares shares	Apr. 17, 2022 USD ($)	Jan. 13, 2022	Oct. 17, 2021 USD ($)	Oct. 17, 2021 CAD ($)	Jul. 13, 2020 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Apr. 17, 2023	Mar. 10, 2023 USD ($) $ / shares shares	Jan. 08, 2023 USD ($)	Nov. 08, 2022 USD ($) shares	Sep. 09, 2022 USD ($)	Aug. 31, 2022 $ / shares shares	Aug. 26, 2022 USD ($) shares	Jul. 13, 2022 USD ($) shares	Jun. 24, 2022 $ / shares	Jun. 13, 2022 shares	Jun. 09, 2022 shares	Dec. 31, 2021 shares	Feb. 10, 2021
Subsequent Event [Line Items]
Common shares issued | shares					11,778,392														11,778,392	5,560,829	4,732,090
Common stock outstanding | shares																			11,778,392	5,560,829	4,732,090
Pre-funded warrants | shares																			10,562,770	1,925,929	497,355												497,355
Warrants to purchase common shares | shares																											972,763
Exercise price of warrants | $ / shares											$ 1.62								$ 3.10	$ 28.64							$ 2.32
Secured Promissory Notes, interest payable description																			The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs	The $13.0 million of amended Promissory notes are secured, have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Promissory notes. The interest will be compounded and added to the principal amount on a quarterly basis.
Common shares issued, value																			$ 321,791,727	$ 317,051,125	$ 306,618,482							$ 75,736
Warrants issued during the period | shares											3,208,557								10,308,166	1,428,574	497,355
Net proceeds from share issuance											$ 6,000,002
Net proceeds from issuance of common stock											$ 5,135,002
Litigation settlement amount																			$ 0
Senior secured notes financing, Description									The Notes will mature 12 months from the initial closing and bear interest at a rate of 16.5% per annum.
Loans and borrowings, interest rate during every three months							0.24%
Senior secured notes financing, Payment term									Interest will be payable in kind on the first 6 monthly payment dates after the initial closing date and thereafter will be payable in cash.
Warrant exercisable term														5 years
Accounts receivable factoring facility, Agreement terms								The agreement will remain in effect for a 12-month period, effective January 23, 2023, and will be automatically renewed.
Sprout
Subsequent Event [Line Items]
Common shares issued | shares																													372,670
Common shares issued, value																													$ 570,185
Neptune
Subsequent Event [Line Items]
Common shares issued | shares																									146,330			36,765
Common shares issued, value																									$ 96,578			$ 75,736
Maximum [Member]
Subsequent Event [Line Items]
Warrants issued during the period | shares											6,417,114
Corporation and Certain of Current and Former Officers | Minimum
Subsequent Event [Line Items]
Litigation settlement amount										$ 4,000,000
Corporation and Certain of Current and Former Officers | Maximum [Member]
Subsequent Event [Line Items]
Litigation settlement amount										4,250,000
Amended Promissory Notes
Subsequent Event [Line Items]
Secured Promissory Notes																			$ 13,000,000.0
Loans and borrowings, interest rate																			0.10%										0.10%
Secured Promissory Note Agreement | Sprout
Subsequent Event [Line Items]
Additional amount committed																									$ 550,000			$ 250,000
Promissory Note
Subsequent Event [Line Items]
Maturity date of note																				Feb. 01, 2024
Secured Promissory Notes																				$ 10,000,000
Loans and borrowings, interest rate																			0.10%	10.00%
Secured Promissory Notes, interest payable description																				The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021
Loans and borrowings, interest rate during every three months																			0.01%
Promissory Note | Minimum
Subsequent Event [Line Items]
Secured Promissory Notes																			$ 10,000,000
Promissory Note | Maximum [Member]
Subsequent Event [Line Items]
Secured Promissory Notes																			$ 13,000,000
Waiver Agreement. | Forecast
Subsequent Event [Line Items]
Exit fee paid by purchaser				$ 100,000	$ 100,000
Sprout
Subsequent Event [Line Items]
Common shares issued | shares																													372,670
Common shares issued, value																										$ 75,736			$ 570,185
Sprout | Amended Promissory Notes
Subsequent Event [Line Items]
Additional amount committed																										$ 250,000			3,000,000
Sprout | Promissory Note
Subsequent Event [Line Items]
Maturity date of note																			Feb. 01, 2024	Feb. 01, 2024
Sprout
Subsequent Event [Line Items]
Minority ownership percentage																																		49.90%
Common Stock
Subsequent Event [Line Items]
Common shares issued | shares																	136,389
Net proceeds from share issuance																	$ 12,017,902
Subsequent Event
Subsequent Event [Line Items]
Common shares issued | shares																																198,000,000
Common stock outstanding | shares																															5,700,000	198,000,000
Pre-funded warrants | shares												645,526
Number of shares issued | shares											3,208,557	1,300,000
Warrants to purchase common shares | shares												2,591,052
Share issued price per share | $ / shares												$ 2.57
Exercise price of warrants | $ / shares									$ 0.53			$ 2.32
Prepayment of senior secured notes financing					2,000,000
Pre-funded warrants fully exercised | $ / shares																														$ 64.55
Warrants issued during the period | shares									850,000
Net proceeds from share issuance											$ 6,000,000.0	$ 5,000,000
Net proceeds from issuance of common stock											$ 5,150,000
Loss on Remeasurement of Assets																		$ 15,300,000
Litigation settlement amount						$ 500,000
Gross proceeds from Senior secured notes financing									$ 4,000,000
Senior secured notes financing, Description									The Notes will mature 12 months from the initial closing and bear interest at a rate of 16.5% per annum
Loans and borrowings, interest rate during every three months	15.00%						24.00%		16.50%
Senior secured notes financing, Payment term									Interest will be payable in kind on the first 6 monthly payment dates after the initial closing date and thereafter will be payable in cash
Warrant exercisable term									5 years
Accounts receivable factoring facility, Agreement terms								The agreement will remain in effect for a 12-month period, effective January 23, 2023, and will be automatically renewed.
Subsequent Event | Canadian Cannabis
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses															$ 3,800,000	$ 5,150
Subsequent Event | Neptune
Subsequent Event [Line Items]
Common shares issued, value																								$ 105,000
Subsequent Event | Corporation and Certain of Current and Former Officers
Subsequent Event [Line Items]
Litigation settlement amount																		$ 4,000,000.0
Subsequent Event | Corporation and Certain of Current and Former Officers | Minimum
Subsequent Event [Line Items]
Litigation settlement amount										4,000,000
Subsequent Event | Corporation and Certain of Current and Former Officers | Maximum [Member]
Subsequent Event [Line Items]
Litigation settlement amount										$ 4,250,000
Subsequent Event | Amended Promissory Notes
Subsequent Event [Line Items]
Secured Promissory Notes																													13,000,000.0
Subsequent Event | Secured Promissory Note Agreement | Sprout
Subsequent Event [Line Items]
Warrants to purchase common shares | shares																							111,111
Exercise price of warrants | $ / shares																							$ 0.54
Additional amount committed																							$ 300,000
Subsequent Event | Waiver Agreement.
Subsequent Event [Line Items]
Prepayment of senior secured notes financing				$ 2,000,000	$ 2,000,000
Exit fee paid by purchaser							$ 200,000
Subsequent Event | Payment In Kind PIK Note
Subsequent Event [Line Items]
Loans and borrowings, interest rate during every three months			10.00%
Subsequent Event | Payable in cash
Subsequent Event [Line Items]
Loans and borrowings, interest rate during every three months		5.00%
Subsequent Event | Sprout | Amended Promissory Notes
Subsequent Event [Line Items]
Additional amount committed																													$ 3,000,000
Subsequent Event | Alterna Capital Solutions LLC | Sprout Organics
Subsequent Event [Line Items]
Accounts receivable factoring facility, Maximum amount available								$ 5,000,000
Fund usage fees, Percentage								1.00%
Accounts receivable factoring facility, Interest rate payable								8.00%
Subsequent Event | Sprout
Subsequent Event [Line Items]
Minority ownership percentage													49.90%									49.90%
Subsequent Event | Common Stock | Sprout
Subsequent Event [Line Items]
Minority shares option exercised													$ 13,000,000.0
Shares issued during period, amount													$ 10,500,000